Stock Incentive Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Summary of incentive plan activity

	Shares Available for Grant	Stock Options Outstanding	RSUs Outstanding	Weighted Average Stock Option Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Combined Incentive Plan Balance—December 31, 2016	39,988	2,571,220	20,789	$2.52	8.77	$—

2014 Stock Incentive Plan Activity:
Additional shares authorized	280,142
Options granted	(18,000)	18,000		0.71
Options cancelled	60,570	(60,570)		1.67

Combined Incentive Plan Balance—March 31, 2017	362,700	2,528,650	20,789	$2.53	8.71	$53,824

Options vested and exercisable—March 31, 2017		1,107,583		$3.36	8.05	$3,872

Options vested and expected to vest—March 31, 2017		2,237,254		$2.55	8.66	$45,912

	Shares Available for Grant	Stock Options Outstanding	RSUs Outstanding	Weighted Average Stock Option Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
2013 Equity Incentive Plan Balance—December 31, 2014	119,077	659,554	68,902	$2.67
Additional shares authorized	—
Options granted	(176,364)	176,364	—	$7.00
Options cancelled	95,784	(95,784)	—	$2.53
Options available for grant cancelled upon IPO	(51,863)	—
Options cancelled post-IPO not rolled back into the 2013 Plan	—	(42,128)
Options exercised	—	(5,000)	—	$2.53
RSUs granted	(1,484)	—	1,484
RSUs cancelled	14,850	—	(14,850)

2013 Equity Incentive Plan Balance—December 31, 2015	—	693,006	55,536	$3.74
2014 Stock Stock Plan Balance—December 31, 2014	—
Shares authorized	333,333
Options granted	(241,500)	241,500		$4.32
Options cancelled	15,000	(15,000)		$5.09

Combined Incentive Plan Balance—December 31, 2015	106,833	919,506	55,536	$3.87	8.81	$—
2013 Equity Incentive Plan Activity:
Options cancelled not rolled back into the 2013 Plan		(127,629)		$4.19
RSUs vested and released			(27,768)
RSUs cancelled			(6,979)
2014 Stock Incentive Plan Activity:
Additional shares authorized	1,712,498
Options granted	(1,927,121)	1,927,121		$1.97
Options cancelled	147,778	(147,778)		$2.28

Combined Incentive Plan Balance—December 31, 2016	39,988	2,571,220	20,789	$2.52	8.77

Options vested and exercisable—December 31, 2016		983,147		$3.41	8.25	$—

Options vested and expected to vest—December 31, 2016		2,163,246		$2.52	8.73	$—

Summary of stock-based compensation expense

	Three Months Ended
	March 31,
	2017	2016
Research and development expense	$65,799	$25,333
Sales and marketing expense	7,658	8,681
General and administrative expense	154,579	69,528

Total	$228,036	$103,542

	Years Ended December 31,
	2016	2015
Research and development expense	$181,489	$472,145
Sales and marketing expense	73,679	54,115
General and administrative expense	462,759	465,905

Total	$717,927	$992,165

Employee stock options
Schedule of estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
	Three months ended
	March 31,
	2017	2016
Weighted-average volatility	74.26%	—
Weighted-average expected term (years)	5.82	—
Risk-free interest rate	1.98%	—
Expected dividend yield	—	—

Years Ended December 31,
	2016	2015
Weighted-average volatility	66.25 - 72.08%	55.43 - 61.51%
Weighted-average expected term (years)	5.00 - 5.82	5.15 - 5.82
Risk-free interest rate	1.10 - 2.15%	1.60 - 1.84%
Expected dividend yield	—	—

Non-employee stock options
Schedule of estimated grant-date fair value of stock options calculated using the Black-Scholes option-pricing model
	Three months ended
	March 31,
	2017	2016
Weighted-average volatility	—	78.51%
Weighted-average expected term (years)	—	9.44
Risk-free interest rate	—	1.74%
Expected dividend yield	—	—

	Years Ended December 31,
	2016	2015
Weighted-average volatility	78.30 - 80.04%	76.63%
Weighted-average expected term (years)	9.19 - 10.00	9.69
Risk-free interest rate	1.32 - 2.46%	2.25%
Expected dividend yield	—	—